Share capital, Shares Issued (Q1) (Details)									3 Months Ended		12 Months Ended
	Oct. 29, 2024 USD ($) shares	Oct. 28, 2024 shares	Sep. 05, 2024 USD ($) shares	Sep. 22, 2023 $ / shares shares	Aug. 22, 2023 $ / shares shares	Aug. 04, 2023 $ / shares shares	May 10, 2023 USD ($) shares	May 10, 2023 CAD ($) shares	Oct. 31, 2024 USD ($) shares	Oct. 31, 2023 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)	Oct. 31, 2024 $ / shares	Oct. 29, 2024 $ / shares shares	Oct. 08, 2024 $ / shares	Aug. 01, 2024 shares
Class of Stock Disclosures [Abstract]
Number of shares issued for settlement of accounts payable (in shares) | shares			104,379
Fair value of shares issued for settlement of accounts payable			$ 47,904
Accounts payable			39,527						$ 6,297,712		$ 5,661,681	$ 490,287
Loss on settlement of accounts payable			$ (8,377)						$ (8,377)	$ 0
Shares issued upon conversion of convertible debt (in shares) | shares		146,786							146,786
Conversion of mandatory convertible debt									$ 49,500
Number of shares issued (in shares) | shares	600,000			166,666	416,667	600,000
Proceeds from warrant exercise	$ 86,237						$ 301,984	$ 404,000	$ 86,237	$ 176,113	$ 176,113	$ 301,984
Fair value of warrants exercised	$ 303,492
Number of shares issued due to warrants exercise (in shares) | shares				166,666	416,667	600,000	1,170,000	1,170,000						600,000		7,981,668
Warrants exercised price per share (in dollars per share) | $ / shares				$ 0.2	$ 0.2	$ 0.2							$ 1.03	$ 0.2	$ 1.03